RESTATEMENT AND REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	3 Months Ended
Mar. 31, 2021
RESTATEMENT AND REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT AND REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2 - RESTATEMENT AND REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company has agreed to issue Chardan and/or its designees at the close of a Business Combination, a deferred discount equal to 0.5% of the amount sold in the Initial Public Offering in the form of the Company’s shares of common stock, at a price of $10.00 per share (28,750 shares).

Subsequent to the filing of the March 31, 2021 Form 10-Q (the “Original Filing”), the Company determined that it should have recorded the value of the shares to be issued to Chardan in the amount of $287,500 as an expense of the Initial Public Offering, as of January 12, 2021 and as of March 31, 2021 resulting in a charge to stockholders’ equity, with a corresponding credit to deferred underwriting fee payable.

The table below summarizes the effects of the revision of the January 12, 2021 balance sheet and the restatement of the March 31, 2021 restatement on the financial statements.

	As		As
	Previousl		Revised and
	Reported	Adjustments	Restated
Balance sheet as of January 12, 2021
Deferred Underwriting Fee Payable	$1,500,000	$250,000	$1,750,000
Common Stock Subject to Possible Redemption	44,104,220	(250,000)	43,854,220
Common Stock	238	3	241
Additional Paid-in Capital	5,001,449	(3)	5,001,446

Balance sheet as of March 31, 2021
Deferred Underwriting Fee Payable	$1,725,000	$287,500	$2,012,500
Common Stock Subject to Possible Redemption	51,231,583	(287,499)	50,944,084
Common Stock	243	3	246
Additional Paid-in Capital	5,149,081	(4)	5,149,077